SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	$ 311.1		$ 305.5		$ 206.0
Charged to Earnings	85.1		92.0		104.1
Other	(3.2)	[1]	(27.9)	[1]	49.0	[1]
Deductions	(47.1)	[2]	(58.5)	[2]	(53.6)	[2]
Valuation Allowances and Reserves, Balance End of Year	345.9		311.1		305.5
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	46.8		60.1		58.0
Charged to Earnings	13.6		12.3		21.4
Other	(9.0)	[1]	(9.5)	[1]	(1.5)	[1]
Deductions	(8.9)	[2]	(16.1)	[2]	(17.8)	[2]
Valuation Allowances and Reserves, Balance End of Year	42.5		46.8		60.1
Reserve for inventory [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	106.7		110.8		83.9
Charged to Earnings	53.4		44.6		61.1
Other	(1.8)	[1]	(6.3)	[1]	1.6	[1]
Deductions	(38.2)	[2]	(42.4)	[2]	(35.8)	[2]
Valuation Allowances and Reserves, Balance End of Year	120.1		106.7		110.8
Valuation allowances for deferred tax assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	157.6		134.6		64.1
Charged to Earnings	18.1		35.1		21.6
Other	7.6	[1]	(12.1)	[1]	48.9	[1]
Deductions	0	[2]	0	[2]	0	[2]
Valuation Allowances and Reserves, Balance End of Year	$ 183.3		$ 157.6		$ 134.6

[1]	Primarily represents the impact of foreign currency exchange and purchase accounting adjustments for deferred tax assets.
[2]	Primarily represents the utilization of established reserves, net of recoveries.